Other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities1 [Abstract]
Summary of Other Liabilities

	December 31, 2025	December 31, 2024
Miscellaneous creditors	312,443,900	343,239,357
Short term personnel benefits	146,853,391	144,220,482
Other collections and withholdings	114,653,715	121,805,611
Other taxes payable	93,260,109	58,003,743
Advance collections	86,653,910	92,097,291
Dividends payable (see Note 39)	11,801,738	—
Long term personnel benefits	5,871,988	6,054,740
Contract liabilities (1)	2,762,463	8,807,420
Termination benefits payable	1,230,000	5,630,401
Social security payable	907,452	1,272,839
Other	9,114,034	4,851,595
TOTAL	785,552,700	785,983,479
(1) It represents a performance obligation that must be complied with within a period of time.